Provisions and Other Liabilities - Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
France [member]
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	13	13	13
Germany [member]
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	15	15	14
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	13	14	13
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration in main countries	17	17	17